OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
OTHER ASSETS [Abstract]
Other Assets
The principal components of the Company's other assets are as follows:

	December 31, 2015	December 31, 2014
	(Dollars in thousands)
		As restated
Loan issuance costs, net	$11,300	$19,269
Lease costs, net	2,176	3,289
Unamortized lease premiums	—	1,861
Other assets	4,274	4,530
Total other assets	$17,750	$28,949